Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	$ 29,244	$ 24,058
Liability Derivatives	[2]	11,025	4,724
Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	718	499
Liability Derivatives	[2]	1,175	710
Foreign Exchange Contracts | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	5,235	13,719
Liability Derivatives	[2]	11,025	2,926
Foreign Exchange Contracts | Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	718	499
Liability Derivatives	[2]	1,175	710
Cross Currency Interest Rate Swaps | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	[1]	24,009	10,339
Liability Derivatives	[2]	$ 0	$ 1,798

[1]	(*) Presented as part of other receivables and long-term other receivables.
[2]	(**) Presented as part of other payables and long-term other payables.